Financial expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial expense
Fair value adjustment foreign currency swaps and forwards	€ 7,697		€ 2,601
Amortization day 1 loss convertible bond	742		1,476
Fair value adjustment synthetic warrants	3,400		2,803
Fair value adjustment prepayment option	(11)		36
Recoverable cash advances, Accretion of interest	263	€ 269	526	€ 539
Interest and bank charges	513	373	931	761
Interest on lease liabilities	22	35	46	71
Exchange differences	448	2,772	998	6,141
Other	4	(112)	4	67
Total financial expense	€ 13,078	€ 3,337	€ 9,421	€ 7,579